Derivative financial instruments and Short positions (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Portion Accumulated [Member]
IfrsStatementLineItems [Line Items]
Fair value edge eurobonds
Fair value edge trade finance off		(72,624)	(236,630)
Government Bonds (LFT)		(984,396)	(982,648)
Bancary Deposit Receipt - CDB	(69,919)	(536,935)	402,778
Cash Flow Hedge Total	(69,919)	(1,593,955)	(816,500)
Portion Ineffective [Member]
IfrsStatementLineItems [Line Items]
Fair value edge eurobonds
Fair value edge trade finance off
Government Bonds (LFT)
Bancary Deposit Receipt - CDB
Cash Flow Hedge Total